U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Panorama Series Fund, Inc.
          6803 South Tucson Way
          Englewood, Colorado 80112

2.   Name of each series or class of funds for which this notice is filed:

          Money Market Portfolio

3.   Investment Company Act File Number: 811-3255

          Securities Act File Number: 2-73969

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
     the fiscal year:   -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          26,563,839          $26,563,839

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          26,563,839          $26,563,839

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          1,865,159           $1,865,159

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $26,563,839
                                                                 ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +$1,865,159
                                                                 -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -$28,428,998
                                                                 -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +  -0-
                                                                 ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                           $  -0-
                                                                 ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x 1/3300
                                                                 ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                           $  -0-
                                                                 ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Panorama Series Fund, Inc.



                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Allan Adams, Esq.
    Katherine Feld
    Gloria LaFond


sec\pano-1.24f

                       MYER, SWANSON, ADAMS & WOLF, P.C.
                                ATTORNEYS AT LAW
                        THE COLORADO STATE BANK BUILDING
                           1600 BROADWAY, SUITE 1480
                          DENVER, COLORADO 80202-4915
                            TELEPHONE (303) 866-9800
                            FACSIMILE (303) 866-9818


                                February 21, 1997


Panorama Series Fund, Inc.
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the $.001 par value shares of common stock of Panorama Series Fund, Inc., a corporation organized under the laws of the State of Maryland (the "Fund"), as counsel for the Fund, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purpose of this opinion.

This opinion is submitted with respect to the Government Securities, Total Return, International Equity, Money, Income, LifeSpan Capital Appreciation, LifeSpan Balanced and LifeSpan Diversified Income Portfolios. Each Portfolio sells its shares separately to separate accounts offered by various life insurance companies pursuant to separate registration statements and prospectuses.


We are advised that during the year ending December 31, 1997, the following shares of each Portfolio of the Fund were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

   Total Return            LifeSpan Balanced            International Equity

   93,916,426              11,771,412                   17,318,472


   Government              LifeSpan                     LifeSpan Capital
   Securities              Diversified                  Apreciation

   3,228,090               2,767,203                    12,599,280

    Income                 Money

    10,731,720             26,563,839

It is our opinion that the said shares of common stock sold by the foregoing portfolios of the Fund in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued, fully paid and nonassessable by the Trust.


                                   Sincerely,

                                   /s/ Allan B.Adams

                                   Allan B. Adams
                                   of MYER, SWANSON, ADAMS & WOLF, P.C.






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